Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible Assets, Net (Details) [Line Items]
Amortization expense	$ 273,178	$ 232,871	$ 164,351
Ridik Pte. Ltd. ("Ridik Pte.") [Member]
Intangible Assets, Net (Details) [Line Items]
Customer relationship		$ 896,572
Estimated useful life		10 years
Career Win [Member]
Intangible Assets, Net (Details) [Line Items]
Customer relationship	$ 127,002
Estimated useful life	5 years